EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income	$ 188,042	$ 162,205	$ 8,105
Weighted average number of ordinary shares (in shares)	53,198,015	53,319,408	54,099,504
Share options (in shares)	325,851	20,884	174,689
Weighted average number of shares, adjusted for dilution (in shares)	53,523,866	53,340,292	54,274,193
Basic earnings per share (in dollars per share)	$ 3.53	$ 3.04	$ 0.15
Diluted earnings per share (in dollars per share)	$ 3.51	$ 3.04	$ 0.15